Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: April 10, 2024

Payment Date	4/15/2024
Collection Period Start	3/1/2024
Collection Period End	3/31/2024
Interest Period Start	3/15/2024
Interest Period End	4/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$9,414,842.35	$9,414,842.35	$—	—	Oct-24
Class A-2a Notes	$217,880,000.00	$11,425,803.82	$206,454,196.18	0.947559	Oct-26
Class A-2b Notes	$217,880,000.00	$11,425,803.82	$206,454,196.18	0.947559	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$937,964,842.35	$32,266,449.99	$905,698,392.36

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,023,014,566.79	$987,793,239.63	0.803757
YSOC Amount	$82,229,516.15	$79,274,638.98
Adjusted Pool Balance	$940,785,050.64	$908,518,600.65
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$9,414,842.35	5.66300%	ACT/360	$45,911.22
Class A-2a Notes	$217,880,000.00	5.91000%	30/360	$1,073,059.00
Class A-2b Notes	$217,880,000.00	5.90864%	ACT/360	$1,108,572.47
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$937,964,842.35			$4,584,057.53

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,023,014,566.79	$987,793,239.63
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$940,785,050.64	$908,518,600.65
Number of Receivables Outstanding	46,908	46,168
Weighted Average Contract Rate	5.13%	5.13%
Weighted Average Remaining Term (months)	51.0	50.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,168,580.09
Principal Collections	$35,051,933.77
Liquidation Proceeds	$76,859.47
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,297,373.33
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,297,373.33

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$852,512.14	$852,512.14	$—	$—	$38,444,861.19
Interest - Class A-1 Notes	$45,911.22	$45,911.22	$—	$—	$38,398,949.97
Interest - Class A-2a Notes	$1,073,059.00	$1,073,059.00	$—	$—	$37,325,890.97
Interest - Class A-2b Notes	$1,108,572.47	$1,108,572.47	$—	$—	$36,217,318.50
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$34,297,882.50
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$33,995,480.17
First Allocation of Principal	$—	$—	$—	$—	$33,995,480.17
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$33,950,588.00
Second Allocation of Principal	$6,906,241.70	$6,906,241.70	$—	$—	$27,044,346.30
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$26,999,454.13
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,729,454.13
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,684,561.96
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,414,561.96
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,414,561.96
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,594,353.67
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,594,353.67
Remaining Funds to Certificates	$1,594,353.67	$1,594,353.67	$—	$—	$—
Total	$39,297,373.33	$39,297,373.33	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$82,229,516.15
Increase/(Decrease)	$(2,954,877.17)
Ending YSOC Amount	$79,274,638.98

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$940,785,050.64	$908,518,600.65
Note Balance	$937,964,842.35	$905,698,392.36
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	24	$169,393.39
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	48	$76,859.47
Monthly Net Losses (Liquidation Proceeds)			$92,533.92
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.04)%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.18%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$890,963.31
Cumulative Net Loss Ratio			0.07%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	46	$1,066,899.02
60-89 Days Delinquent	0.03%	11	$298,804.05
90-119 Days Delinquent	0.01%	2	$62,880.07
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.14%	59	$1,428,583.14

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$122,930.70
Total Repossessed Inventory		8	$214,023.97

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		13	$361,684.12
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.36	0.04%	12	0.03%